Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	1606 Corp.
Entity Central Index Key	0001877461
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-1497346
Entity Address Address Line 1	2425 E. Camelback Rd
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	602
Local Phone Number	481-1544